Share Based Payment	6 Months Ended
Jun. 30, 2025
Share Based Payment [Abstract]
Share Based Payment

Note 4 - Share Based Payment

On March 31, 2025, the Company’s board of directors approved the grant of an aggregate amount of 295,512 RSUs to several consultants and service providers. The fair value was estimated at the amount of $275 thousand.

On March 31, 2025, the Company’s board of directors approved the grant of aggregate amount of 108,000 options to several employees. The options have an exercise price of $0.93 per share. The options vest quarterly over three years commencing first anniversary and expire 10 years after grant date.

The following table lists the inputs used for calculation of fair value of the options granted for the six-month period ended June 30, 2025:

June 30, 2025
Expected volatility	92.06%
Exercise price	0.93
Share price	0.93
Risk-free interest rate	4.38%
Dividend yield	0
Expected life (years)	10

The share-based expense recognized in the statements of operations were as follows:

	June 30,
	2025	2024
	U.S dollars in thousands
Share-based compensation expense - Research and development	$18	$154
Share-based compensation expense - General and administrative (*)	288	152
	$306	$306

(*)	Including $275 thousands in respect with RSUs granted to service providers in March 2025, see Note 4 above.